GOVERNMENT GRANTS (Disclosure of government grants received or receivable) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Total government grants received	$ 418,213	$ 179,498
National Research Council [Member]
Disclosure of transactions between related parties [line items]
Total government grants received	46,322	151,440
Public Works And Government Services Canada [Member]
Disclosure of transactions between related parties [line items]
Total government grants received	304,391	0
DAIR Green Fund [Member]
Disclosure of transactions between related parties [line items]
Total government grants received	67,500	7,500
Innovation Science And Economic Development Canada [Member]
Disclosure of transactions between related parties [line items]
Total government grants received	$ 0	$ 20,558